Redeemable Non-controlling Interest (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Redeemable Non-controlling Interest
Balance at the beginning of the period			¥ 5,582	¥ 5,082
Capital contribution					¥ 5,000
(Loss)/gain			(2,001)	298	82
Accretion of redeemable non-controlling interest				798	164
Foreign currency translation adjustment, net of nil income taxes			4
Balance at the end of the period		$ 1,103	7,587	5,582	5,082
Foreign currency translation adjustment tax			¥ 0	¥ 0	¥ 0
Acquisition of equity interest in consolidated subsidiary by third party (as a percent)	15.00%
Consideration from sale of interest in consolidated subsidiaries	¥ 5,000
Redemption period (in years)	3 years
Redemption value of redeemable non-controlling interest	¥ 5,000
Redemption value in interest (as a percentage)	10.00%
Redemption value in net profit or earnings (as a percentage)	15.00%